Annual Total Returns (dei_DocumentInformationDocumentAxis, Class A)	0 Months Ended
Feb. 28, 2013
(Delaware Diversified Income Fund) | Class A
Bar Chart Table:
Annual Return 2003	13.88%
Annual Return 2004	9.60%
Annual Return 2005	(0.73%)
Annual Return 2006	7.94%
Annual Return 2007	7.43%
Annual Return 2008	(4.20%)
Annual Return 2009	25.38%
Annual Return 2010	7.77%
Annual Return 2011	6.38%
Annual Return 2012	6.88%
(Delaware Global Real Estate Opportunities Fund) | Class A
Bar Chart Table:
Annual Return 2008	(46.46%)
Annual Return 2009	30.40%
Annual Return 2010	19.39%
Annual Return 2011	(4.13%)
Annual Return 2012	28.87%
(Delaware International Bond Fund) | Class A
Bar Chart Table:
Annual Return 2003	22.39%
Annual Return 2004	14.12%
Annual Return 2005	(10.51%)
Annual Return 2006	6.18%
Annual Return 2007	10.42%
Annual Return 2008	9.76%
Annual Return 2009	7.88%
Annual Return 2010	7.45%
Annual Return 2011	4.41%
Annual Return 2012	6.24%
(Delaware U.S. Growth Fund) | Class A
Bar Chart Table:
Annual Return 2003	23.28%
Annual Return 2004	3.01%
Annual Return 2005	13.68%
Annual Return 2006	2.27%
Annual Return 2007	12.88%
Annual Return 2008	(43.67%)
Annual Return 2009	44.00%
Annual Return 2010	13.99%
Annual Return 2011	7.73%
Annual Return 2012	15.67%